Other financial assets, current (Tables)	12 Months Ended
Mar. 31, 2025
Other Financial Assets Current
Schedule of other financial assets, current
	March 31,
	2024	2025
Interest accrued on term deposits	29,583	11,930
Security deposits (net of allowance)	55,700	51,938
Others (includes Government Grant)	49,647	854
Total	134,930	64,722

Schedule of movement in allowance for doubtful security deposits

The movement in the allowance for doubtful other financial assets:

	March 31,
	2024	2025
Balance at the beginning of the year	78,725	78,725
Amount written off during the year	-	(3,577)
Adjusted on account of business combination	-	(73,700)
Balance at the end of the year	78,725	1,448

The movement in the Government Grant during the year was as follows:

The movement in the Government Grant during the year was as follows:

	March 31,
	2024	2025
At 01 April	54,594	48,813
Recorded/ (trued- up) in statement of profit or loss	(5,781)	-
Sale of SEIS	-	47,924
Loss on sale of SEIS	-	(889)
At 31 March	48,813	-